Touchstone Small Cap Fund Investment Strategy - Touchstone Small Cap Fund	Sep. 30, 2025
Prospectus [Line Items]
Strategy [Heading]	The Fund’s Principal Investment Strategies
Strategy Narrative [Text Block]	The Fund invests, under normal conditions, at least 80% of its net assets (including borrowings for investment purposes) in common stocks of small capitalization U.S. companies. This is a non-fundamental policy that the Fund can change upon 60 days’ prior notice to shareholders. For purposes of the Fund, a small capitalization company has a market capitalization within the range of market capitalization represented in the Russell 2000® Index (between $5 million to $31.29 billion as of December 31, 2025), the S&P SmallCap 600 Index (between $310.25 million to $9.22 billion as of December 31, 2025), or the Dow Jones U.S. Small Cap Total Stock Market Index (between $28.23 million to $34.79 billion as of December 31, 2025) at the time of purchase. The size of the companies in these indices will change with market conditions.The sub-adviser, London Company of Virginia, LLC d/b/a The London Company (“The London Company”), seeks to purchase financially stable small-cap companies that The London Company believes are consistently generating high returns on unleveraged operating capital, run by shareholder-oriented management, and trading at a discount to their respective market prices. Guiding principles of The London Company’s small-cap philosophy include: (1) a focus on cash return on tangible capital, not earnings per share, (2) the value of a company is determined by cash inflows and outflows discounted by the optimal cost of capital, (3) a focused investment approach (not diversifying excessively) is essential to good investment results, and (4) low turnover and tax sensitivity enhances real returns.The Fund will hold securities of approximately 30 to 40 companies. The London Company invests for the long term and attempts to minimize turnover in an effort to reduce transaction costs and taxes.The Fund may invest a high percentage of its assets in specific sectors of the market in order to achieve a potentially greater investment return.